STATEMENTS OF CHANGES IN MEMBERS' CAPITAL (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Increase (Decrease) in Members' Capital
Members' Capital	$ 1,092,387,177		$ 1,119,101,391		$ 897,470,308
Members' Capital (in Units)	695,939,035
Subscriptions	180,170,741		287,130,286		313,211,140
Redemptions	(351,081,846)		(244,326,653)		(135,143,501)
Net Income (Loss)	56,873,333		(69,517,847)		43,563,444
Members' Capital	978,349,405		1,092,387,177		1,119,101,391
Members' Capital (in Units)	632,945,962		695,939,035
Class A
Increase (Decrease) in Members' Capital
Members' Capital	174,373,801		179,178,644		109,814,969
Members' Capital (in Units)	105,821,750		102,409,963		65,325,934
Subscriptions	16,098,619		50,675,735		73,551,880
Subscriptions (in Units)	9,547,008		29,640,100		42,958,269
Redemptions	(44,097,135)		(43,814,019)		(10,104,554)
Redemptions (in Units)	(26,089,547)		(26,228,313)		(5,874,240)
Net Income (Loss)	8,838,824		(11,666,559)		5,916,349
Members' Capital	155,214,109		174,373,801		179,178,644
Members' Capital (in Units)	89,279,211		105,821,750		102,409,963
Class C
Increase (Decrease) in Members' Capital
Members' Capital	510,141,341		495,110,458		352,948,772
Members' Capital (in Units)	334,741,567		302,923,116		222,514,645
Subscriptions	46,650,874		147,487,040		174,378,174
Subscriptions (in Units)	30,030,602		92,775,855		108,437,883
Redemptions	(117,187,044)		(94,603,982)		(45,212,829)
Redemptions (in Units)	(75,515,200)		(60,957,404)		(28,029,412)
Net Income (Loss)	20,855,066		(37,852,175)		12,996,341
Members' Capital	460,460,237		510,141,341		495,110,458
Members' Capital (in Units)	289,256,969		334,741,567		302,923,116
Class D
Increase (Decrease) in Members' Capital
Members' Capital	169,628,029		166,986,022		138,000,547
Members' Capital (in Units)	99,225,678		93,387,095		81,540,462
Subscriptions	10,820,354		28,547,708		33,469,377
Subscriptions (in Units)	6,206,542		16,402,430		19,288,627
Redemptions	(106,288,749)		(18,316,402)		(13,304,513)
Redemptions (in Units)	(58,735,323)		(10,563,847)		(7,441,994)
Net Income (Loss)	11,338,552		(7,589,299)		8,820,611
Members' Capital	85,498,186		169,628,029		166,986,022
Members' Capital (in Units)	46,696,897		99,225,678		93,387,095
Class I
Increase (Decrease) in Members' Capital
Members' Capital	85,499,452		89,030,337		68,871,557
Members' Capital (in Units)	50,667,859		49,889,508		40,328,794
Subscriptions	11,980,169		23,922,022		23,007,930
Subscriptions (in Units)	6,983,219		13,773,459		13,111,177
Redemptions	(17,299,983)		(22,162,942)		(6,182,374)
Redemptions (in Units)	(9,961,751)		(12,995,108)		(3,550,463)
Net Income (Loss)	5,064,476		(5,289,965)		3,333,224
Members' Capital	85,244,114		85,499,452		89,030,337
Members' Capital (in Units)	47,689,327		50,667,859		49,889,508
Class DS
Increase (Decrease) in Members' Capital
Members' Capital	92,418,972		154,664,303		182,235,678
Members' Capital (in Units)	54,128,029		86,602,313		107,809,869
Subscriptions					8,803,779
Subscriptions (in Units)					5,140,859
Redemptions	(46,685,825)		(56,228,117)		(46,292,649)
Redemptions (in Units)	(26,465,655)		(32,474,284)		(26,348,415)
Net Income (Loss)	4,851,535		(6,017,214)		9,917,495
Members' Capital	50,584,682		92,418,972		154,664,303
Members' Capital (in Units)	27,662,374		54,128,029		86,602,313
Class DT
Increase (Decrease) in Members' Capital
Members' Capital	23,677,969		34,131,627		45,566,638
Members' Capital (in Units)	13,202,221		18,285,820		25,990,209
Redemptions	(11,009,023)		(9,201,191)		(14,013,641)
Redemptions (in Units)	(5,893,382)		(5,083,599)		(7,704,389)
Net Income (Loss)	1,442,581		(1,252,467)		2,578,630
Members' Capital	14,111,527		23,677,969		34,131,627
Members' Capital (in Units)	7,308,839		13,202,221		18,285,820
Class M
Increase (Decrease) in Members' Capital
Members' Capital	36,647,613	[1]
Members' Capital (in Units)	38,151,931	[1]
Subscriptions	16,330,357	[1]	36,497,781	[1]
Subscriptions (in Units)	16,525,784	[1]	38,151,931	[1]
Redemptions	(8,514,087)	[1]
Redemptions (in Units)	(8,494,429)	[1]
Net Income (Loss)	3,048,165	[1]	149,832	[1]
Members' Capital	47,512,048	[1]	36,647,613	[1]
Members' Capital (in Units)	46,183,286	[1]	38,151,931	[1]
Class F
Increase (Decrease) in Members' Capital
Subscriptions	45,942,000	[2]
Subscriptions (in Units)	46,520,691	[2]
Net Income (Loss)	612,511	[2]
Members' Capital	46,554,511	[2]
Members' Capital (in Units)	46,520,691	[2]
Class F1
Increase (Decrease) in Members' Capital
Subscriptions	32,348,368	[3]
Subscriptions (in Units)	32,348,368	[3]
Net Income (Loss)	821,623	[3]
Members' Capital	33,169,991	[3]
Members' Capital (in Units)	32,348,368	[3]
Total Sponsor's Interest
Increase (Decrease) in Members' Capital
Members' Capital					32,147
Members' Capital (in Units)					19,470
Redemptions					(32,941)
Redemptions (in Units)					(19,470)
Net Income (Loss)					794
Class A
Increase (Decrease) in Members' Capital
Members' Capital					16,602
Members' Capital (in Units)					9,713
Redemptions					(16,994)
Redemptions (in Units)					(9,713)
Net Income (Loss)					392
Class C
Increase (Decrease) in Members' Capital
Members' Capital					15,545
Members' Capital (in Units)					9,757
Redemptions					(15,947)
Redemptions (in Units)					(9,757)
Net Income (Loss)					402
Total Members' Interest
Increase (Decrease) in Members' Capital
Members' Capital	1,092,387,177		1,119,101,391		897,438,161
Members' Capital (in Units)	695,939,035		653,497,815		543,509,913
Subscriptions	180,170,741		287,130,286		313,211,140
Subscriptions (in Units)	148,162,214		190,743,775		188,936,815
Redemptions	(351,081,846)		(244,326,653)		(135,110,560)
Redemptions (in Units)	(211,155,287)		(148,302,555)		(78,948,913)
Net Income (Loss)	56,873,333		(69,517,847)		43,562,650
Members' Capital	$ 978,349,405		$ 1,092,387,177		$ 1,119,101,391
Members' Capital (in Units)	632,945,962		695,939,035		653,497,815

[1]	Units issued on March 1, 2012
[2]	Units issued on May 16, 2013.
[3]	Units issued on June 1, 2013.